UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (6,407)	$ (236,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating costs paid by sponsor	4,096
Interest earned on investments held in Trust Account		(215,275)
Changes in current assets and liabilities:
Due to related party		43,871
Prepaid expenses		60,524
Accrued expenses	2,311	61,246
Net cash used in operating activities		(286,237)
Net change in cash		(286,237)
Cash, beginning of the period		754,893
Cash, end of the period		468,656
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement of Class A ordinary shares subject to possible redemption		225,818
Deferred offering costs paid by Sponsor under the promissory note	58,345
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	21,384
Deferred offering costs included in accrued offering costs and expenses	$ 70,079